Share-Based Compensation - Expense and liability (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Share-Based Compensation
Total expense recognized	$ 1,646	$ 1,266	$ 2,992	$ 2,587
Total accrued cash distribution	$ 762		$ 762		$ 1,176